Product Related Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Guarantees [Abstract]
Schedule of Change in Balance Sheet Position of Product Related Liabilities

The table below summarizes the change in the balance sheet position of the product related liabilities.

DECEMBER 31	2016	2015	2014
Reserve at beginning of the year	$60.8	$51.3	$36.4
Change in reserve	91.4	37.9	37.9
Cash payments	(30.6)	(26.5)	(20.9)
Translation difference	(1.5)	(1.9)	(2.1)

Reserve at end of the year	$120.1	$60.8	$51.3